22 Insurance contracts and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Total	R$ 66,662	R$ 50,288
Legal proceedings and contingencies [member] | Labour [member] | Risk [member]
Disclosure of types of insurance contracts [line items]
Total	2,318	3,570
Legal proceedings and contingencies [member] | Civil [member] | Risk [member]
Disclosure of types of insurance contracts [line items]
Total	59,969	39,135
Legal proceedings and contingencies [member] | Taxes and Social Security [member] | Risk [member]
Disclosure of types of insurance contracts [line items]
Total	R$ 4,375	R$ 7,583